CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	¥ (2,688,415)	$ (412,017)	¥ 75,359	¥ (40,124)
Other comprehensive income (loss)
Foreign currency translation adjustment, net of nil tax	(111,697)	(17,118)	13,822	240
Total comprehensive income (loss)	(2,800,112)	(429,135)	89,181	(39,884)
Less: Comprehensive income (loss) attributable to the non-controlling interests	(608)	(93)
Comprehensive income (loss) attributable to the Yatsen Holding Limited’s shareholders	¥ (2,799,504)	$ (429,042)	¥ 89,181	¥ (39,884)